COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Comprehensive Income [Abstract]
Net income	$ 863	$ 706	$ 2,348	$ 876
Other comprehensive income (loss), net of tax
Currency translation adjustment	(717)	359	(889)	(96)
Unrealized gain (loss) on derivative financial instruments net	156	(76)	151	(64)
Unrealized gain (loss) from available-for-sale securities net	(23)	5	(17)	0
Unrealized gain (loss) on defined benefit plans	0	11	6	20
Total Other Comprehensive gain (loss)	(584)	299	(749)	(140)
Total comprehensive income	279	1,005	1,599	736
Comprehensive loss attributable to the non-controlling interests	17	2	24	12
Comprehensive income attributable to Teva	$ 296	$ 1,007	$ 1,623	$ 748